PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 80,170	$ 71,513	$ 174,274	$ 81,274
Acquire property plant and equipment	$ 96,960	$ 79,020	138,331	146,400
Paymentst to acquire property plant and equipment1			$ 138,331	$ 146,400